UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,	KENNETH T. ROSEN	Place, 			and Date of Signing:
		KENNETH T. ROSEN	Berkeley, California	April 30, 2007



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A








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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		213668

List of Other Included Managers:

No. 13F File Number			Name
01					Rosen Financial Services, LLC

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FORM 13F INFORMATION TABLE

         NAME OF ISSUER		TITLE				VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------	--------------		-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP		COMMON STOCKS	00163T109	6011	102250	SH		Defined	01	102250
AMERICAN HOME MORTGAGE		PUT OPTIONS	02660R107	1142	42300	SH	PUT	Defined	01	42300
AVALON BAY CMNTYS INC		COMMON STOCKS	53484101	6591	50700	SH		Defined	01	50700
BOSTON PROPERTIES INC		COMMON STOCKS	101121101	2823	24050	SH		Defined	01	24050
BRANDYWINE RLTY TR		COMMON STOCKS	105368203	2832	84775	SH		Defined	01	84775
BRE PROPERTIES INC CL A		COMMON STOCKS	5.56E+109	7520	119075	SH		Defined	01	119075
CAMDEN PROP TRUST-SBI		COMMON STOCKS	133131102	1202	17100	SH		Defined	01	17100
CENTEX CORP			PUT OPTIONS	152312104	4838	115800	SH	PUT	Defined	01	115800
CORPORATE OFFICE PROP		COMMON STOCKS	22002T108	3847	84225	SH		Defined	01	84225
CRESCENT REAL ESTATE		COMMON STOCKS	225756105	234	11650	SH		Defined	01	11650
D R HORTON INC			PUT OPTIONS	23331A109	3885	176600	SH	PUT	Defined	01	176600
DOUGLAS EMMETT INC		COMMON STOCKS	25960P109	1912	74900	SH		Defined	01	74900
EQUITY RESIDENTIAL PROP		COMMON STOCKS	29476L107	3517	72925	SH		Defined	01	72925
ESSEX PROP TRUST INC		COMMON STOCKS	297178105	5865	45300	SH		Defined	01	45300
FEDRL RLTY INV TR SBI NEW	COMMON STOCKS	313747206	2431	26825	SH		Defined	01	26825
GENERAL GROWTH PROP INC		COMMON STOCKS	370021107	3989	61775	SH		Defined	01	61775
HEALTH CARE PROP INVS INC	COMMON STOCKS	421915109	2607	72350	SH		Defined	01	72350
HEALTHCARE REALTY TRUST		COMMON STOCKS	421946104	2193	58800	SH		Defined	01	58800
HILTON HOTELS CORP		COMMON STOCKS	432848109	1770	49225	SH		Defined	01	49225
HOST HOTELS & RESORTS INC	COMMON STOCKS	44107P104	4782	181764	SH		Defined	01	181764
HOVNANIAN ENTERPRISES INC-CL A	PUT OPTIONS	442487203	1696	67400	SH	PUT	Defined	01	67400
ISHARES TR DJ US REAL EST IDX	PUT OPTIONS	464287739	75923	890700	SH	PUT	Defined	01	890700
KB HOME				PUT OPTIONS	48666K109	5009	117400	SH	PUT	Defined	01	117400
LENNAR CORP			PUT OPTIONS	526057104	1524	36100	SH	PUT	Defined	01	36100
MACERICH CO			COMMON STOCKS	554382101	3514	38050	SH		Defined	01	38050
MDC HOLDINGS INC-DEL		PUT OPTIONS	552676108	3028	63000	SH	PUT	Defined	01	63000
MISSION WEST PPTYS		COMMON STOCKS	605203108	1092	75500	SH		Defined	01	75500
PENNSYLVANIA REAL ESTATE	COMMON STOCKS	709102107	3269	73750	SH		Defined	01	73750
POST PROPERTIES INC		COMMON STOCKS	737464107	3470	75875	SH		Defined	01	75875
PROLOGIS TR			COMMON STOCKS	743410102	8025	123600	SH		Defined	01	123600
PULTE HOMES INC			PUT OPTIONS	745867101	4903	185300	SH	PUT	Defined	01	185300
REGENCY REALTY CORP		COMMON STOCKS	758849103	7432	88950	SH		Defined	01	88950
SIMON PROPERTY GROUP INC	COMMON STOCKS	828806109	6850	61575	SH		Defined	01	61575
TAUBMAN CENTERS INC		COMMON STOCKS	876664103	7401	127625	SH		Defined	01	127625
TOLL BROTHERS INC		PUT OPTIONS	889478103	2754	100600	SH	PUT	Defined	01	100600
UNITED DOMINION REALTY TRUST	COMMON STOCKS	902653104	1134	37025	SH		Defined	01	37025
VORNADO REALTY TRUST		COMMON STOCKS	929042109	6653	55750	SH		Defined	01	55750
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